Debt and Warrant Liabilities - Seaport Purchase Order loan (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 27, 2024 USD ($) item
Debt and Warrant Liabilities
Repayment of loan			$ 520,688
Seaport purchase order loan
Debt and Warrant Liabilities
Number of purchase order | item				2
Purchase order		$ 1,777,400		$ 3,410,023
Amount of invoice sold	$ 364,780	364,780
Cash received from invoices sold	350,000	350,000
Cash received on invoices to be billed		1,955,140
Aggregate balance on invoices to be billed		1,955,140
Amount received from customer on purchase order		330,000
Payment for purchase order		$ 288,165
Repayment of loan	$ 122,615